Other Current Assets - Narrative (Details) - North Dakota Disposition $ in Millions	Dec. 31, 2023 USD ($) installment
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred consideration receivable | $	$ 60.0
Number of installments | installment	2